BNY Mellon Worldwide Growth Fund, Inc.
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7%
Automobiles & Components — .9%
Ferrari NV	20,735	8,144,580
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	367,625	10,292,185
JPMorgan Chase & Co.	76,785	27,012,195
		37,304,380
Capital Goods — 10.8%
Assa Abloy AB, Cl. B	439,560	16,296,124
BAE Systems PLC	917,150	25,929,542
Caterpillar, Inc.	14,415	11,745,486
Deere & Co.	14,713	8,719,954
Eaton Corp. PLC	36,360	15,096,672
Rolls-Royce Holdings PLC	494,005	9,809,248
Schneider Electric SE	30,325	10,180,046
		97,777,072
Consumer Discretionary Distribution & Retail — 5.9%
Amazon.com, Inc.(a)	197,855	53,733,461
Consumer Durables & Apparel — 3.0%
Hermes International SCA	4,070	7,205,395
LVMH Moet Hennessy Louis Vuitton SE	35,850	19,658,245
		26,863,640
Consumer Services — 2.4%
Marriott International, Inc., Cl. A	24,340	9,074,682
McDonald’s Corp.	45,600	12,341,184
		21,415,866
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	9,735	9,266,649
Energy — 2.6%
Chevron Corp.	117,965	23,219,051
Financial Services — 10.1%
BlackRock, Inc.	15,935	17,375,365
Blackstone, Inc.	73,940	9,445,835
London Stock Exchange Group PLC	73,900	8,361,833
Mastercard, Inc., Cl. A	29,095	16,674,345
S&P Global, Inc.	29,617	12,200,131
Visa, Inc., Cl. A	74,810	27,390,185
		91,447,694
Food, Beverage & Tobacco — 2.7%
Philip Morris International, Inc.	73,795	14,081,562
The Coca-Cola Company	116,995	10,247,592
		24,329,154
Health Care Equipment & Services — 4.3%
EssilorLuxottica SA	51,160	9,725,065
Intuitive Surgical, Inc.(a)	27,590	9,748,375
UnitedHealth Group, Inc.	47,015	19,483,016
		38,956,456
Household & Personal Products — 1.6%
L’Oreal SA, ADR	159,460	14,201,508

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Insurance — 1.3%
The Progressive Corp.	58,145	12,293,016
Materials — 1.4%
Air Liquide SA, ADR	336,058	13,227,243
Media & Entertainment — 10.9%
Alphabet, Inc., Cl. C	192,700	68,726,455
Meta Platforms, Inc., Cl. A	37,450	20,848,789
Spotify Technology SA(a)	18,425	9,211,395
		98,786,639
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
AbbVie, Inc.	38,000	9,535,720
AstraZeneca PLC	90,210	15,395,941
		24,931,661
Semiconductors & Semiconductor Equipment — 18.5%
ASML Holding NV	17,745	28,906,605
Broadcom, Inc.	66,050	25,711,944
NVIDIA Corp.	318,550	63,948,912
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,410	38,973,743
Texas Instruments, Inc.	37,800	10,422,972
		167,964,176
Software & Services — 8.4%
Microsoft Corp.	147,725	68,650,762
ServiceNow, Inc.(a)	64,650	7,191,019
		75,841,781
Technology Hardware & Equipment — 6.1%
Apple, Inc.	179,250	55,372,117
Transportation — 1.0%
Canadian Pacific Kansas City Ltd.	106,360	9,454,340
Total Equity Securities - Common Stocks (cost $394,974,925)		904,530,484

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,471,722)	3.70	1,471,722	1,471,722
Total Investments (cost $396,446,647)		99.9%	906,002,206
Cash and Receivables (Net)		.1%	734,755
Net Assets		100.0%	906,736,961

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Worldwide Growth Fund, Inc.
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	763,532,280	140,998,204††	—	904,530,484
Investment Companies	1,471,722	—	—	1,471,722
	765,004,002	140,998,204	—	906,002,206

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At July 31, 2026, accumulated net unrealized appreciation on investments was $509,555,559, consisting of $521,594,938 gross unrealized appreciation and $12,039,379 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.